Supplemental Guarantor Information (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Supplemental Guarantor Financial Information [Line Items]
Debt instrument, interest rate	6.25%
Subsidiary guarantors	100.00%
Board Of Directors [Member] | Minimum [Member]
Supplemental Guarantor Financial Information [Line Items]
Payments, transfers of property or services with fair market value	$ 5
Board of Directors and Opinion of Independent Financial Advisor [Member] | Minimum [Member]
Supplemental Guarantor Financial Information [Line Items]
Payments, transfers of property or services with fair market value	$ 15